Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Common stocks: 14.75%
Consumer staples: 4.57%
Beverages: 0.69%
PepsiCo Incorporated	9,958	$ 1,557,332
Food & staples retailing: 1.58%
Costco Wholesale Corporation	2,680	1,220,713
Sysco Corporation	9,001	716,930
Walmart Incorporated	10,998	1,628,804
		3,566,447
Food products: 0.61%
Mondelez International Incorporated Class A	12,784	793,503
Nomad Foods Limited †	22,376	590,503
		1,384,006
Household products: 1.56%
Church & Dwight Company Incorporated	10,491	877,677
The Clorox Company	2,185	367,189
The Procter & Gamble Company	15,900	2,264,001
		3,508,867
Tobacco: 0.13%
Philip Morris International Incorporated	2,922	300,966
Energy: 1.07%
Oil, gas & consumable fuels: 1.07%
Chevron Corporation	14,898	1,441,679
Phillips 66	13,649	970,307
		2,411,986
Materials: 3.47%
Chemicals: 1.46%
Ashland Global Holdings Incorporated	4,106	374,098
Ecolab Incorporated	2,750	619,740
Linde plc	4,975	1,565,085
The Sherwin-Williams Company	1,035	314,298
Westlake Chemical Corporation	4,946	432,033
		3,305,254
Construction materials: 0.22%
Martin Marietta Materials Incorporated	1,284	489,525
Containers & packaging: 0.19%
Crown Holdings Incorporated	3,932	431,694
Metals & mining: 1.60%
Agnico-Eagle Mines Limited	2,400	138,048
Alamos Gold Incorporated Class A	12,000	94,632
AngloGold Ashanti Limited ADR	3,000	51,240
Artemis Gold Incorporated †	2,400	10,508
B2Gold Corporation	24,000	92,732
Barrick Gold Corporation	9,456	189,782
Dundee Precious Metals Incorporated	5,000	30,760
See accompanying notes to portfolio of investments

Wells Fargo Real Return Portfolio  |  1

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Metals & mining (continued)
Endeavour Mining plc	6,580	$ 160,619
Evolution Mining Limited	22,000	62,851
Franco-Nevada Corporation	1,200	174,869
Gold Fields Limited ADR	14,500	137,460
Kinross Gold Corporation	30,500	183,290
Kirkland Lake Gold Limited	4,737	188,692
Lundin Gold Incorporated †	7,100	64,535
MAG Silver Corporation †	3,000	57,363
Marathon Gold Corporation †	5,000	12,114
Newcrest Mining Limited	6,600	119,303
Newmont Corporation	4,790	277,772
Northern Star Resources Limited	15,000	106,967
Pan American Silver Corporation	3,000	77,820
Pretium Resources Incorporated †	3,000	30,380
Royal Gold Incorporated	3,505	390,212
SilverCrest Metals Incorporated †	4,000	31,924
Skeena Resources Limited †	1,000	11,465
SSR Mining Incorporated	3,000	50,070
SSR Mining Incorporated - U.S. Exchange Traded Shares	1,272	21,230
Steel Dynamics Incorporated	8,480	572,315
Torex Gold Resources Incorporated †	6,200	69,216
Wheaton Precious Metals Corporation	4,300	193,585
		3,601,754
Real estate: 5.64%
Equity REITs: 5.64%
Alexandria Real Estate Equities Incorporated	2,763	570,200
American Homes 4 Rent Class A	12,480	523,411
American Tower Corporation	5,210	1,522,206
Camden Property Trust	2,652	397,906
CoreSite Realty Corporation	3,649	541,402
Duke Realty Corporation	9,975	523,787
Equinix Incorporated	1,403	1,183,360
Federal Realty Investment Trust	2,615	318,429
Four Corners Property Trust Incorporated	17,279	494,352
Healthcare Realty Trust Incorporated	10,119	303,874
Host Hotels & Resorts Incorporated †	15,995	264,877
Invitation Homes Incorporated	13,728	565,319
Life Storage Incorporated	4,539	564,833
Mid-America Apartment Communities Incorporated	2,021	388,780
Prologis Incorporated	7,412	998,100
SBA Communications Corporation	2,795	1,003,321
Simon Property Group Incorporated	2,353	316,361
Sun Communities Incorporated	4,087	823,490
VICI Properties Incorporated	24,723	764,188
Welltower Incorporated	7,635	668,292
		12,736,488
Total Common stocks (Cost $22,325,056)		33,294,319

See accompanying notes to portfolio of investments

2  |  Wells Fargo Real Return Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 13.41%
Communication services: 1.48%
Diversified telecommunication services: 0.27%
CenturyLink Incorporated	6.75%	12-1-2023	$ 260,000	$ 286,000
Level 3 Financing Incorporated	5.38	5-1-2025	85,000	86,955
Lumen Technologies Incorporated	7.50	4-1-2024	215,000	239,188
				612,143
Entertainment: 0.15%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	170,000	172,338
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	150,000	165,375
				337,713
Media: 1.06%
CCO Holdings LLC 144A	5.13	5-1-2027	600,000	626,886
Cinemark USA Incorporated 144A	8.75	5-1-2025	335,000	363,015
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	209,226
DISH DBS Corporation	5.00	3-15-2023	200,000	208,750
DISH DBS Corporation	5.88	7-15-2022	190,000	196,494
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	320,000	339,744
Townsquare Media Incorporated 144A	6.88	2-1-2026	415,000	439,900
				2,384,015
Consumer discretionary: 1.84%
Auto components: 0.08%
Clarios Global LP 144A	6.75	5-15-2025	167,000	176,811
Automobiles: 0.39%
Ford Motor Company	4.13	8-17-2027	400,000	428,000
Ford Motor Company	8.50	4-21-2023	355,000	392,497
Ford Motor Company	9.00	4-22-2025	45,000	54,977
				875,474
Hotels, restaurants & leisure: 0.72%
Carnival Corporation 144A	10.50	2-1-2026	285,000	328,819
Carnival Corporation 144A	11.50	4-1-2023	39,000	43,788
NCL Corporation Limited 144A	12.25	5-15-2024	550,000	649,000
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	325,000	354,250
Royal Caribbean Cruises Limited 144A	11.50	6-1-2025	221,000	254,426
				1,630,283
Internet & direct marketing retail: 0.07%
QVC Incorporated	4.38	3-15-2023	140,000	146,650
Leisure products: 0.10%
SeaWorld Parks & Entertainment Incorporated 144A	8.75	5-1-2025	210,000	227,063
Specialty retail: 0.46%
L Brands Incorporated 144A	9.38	7-1-2025	450,000	582,188
Penske Automotive Group Incorporated	3.50	9-1-2025	140,000	144,846
The Gap Incorporated 144A	8.63	5-15-2025	295,000	321,860
				1,048,894
See accompanying notes to portfolio of investments

Wells Fargo Real Return Portfolio  |  3

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Textiles, apparel & luxury goods: 0.02%
Levi Strauss & Company	5.00%	5-1-2025	$ 36,000	$ 36,765
Consumer staples: 0.28%
Food products: 0.28%
CHS Incorporated 144A	6.63	2-15-2025	315,000	331,105
Performance Food Group Incorporated 144A	6.88	5-1-2025	280,000	297,500
				628,605
Energy: 2.86%
Energy equipment & services: 0.31%
Oceaneering International Incorporated	4.65	11-15-2024	550,000	560,329
USA Compression Partners LP	6.88	4-1-2026	115,000	119,491
USA Compression Partners LP	6.88	9-1-2027	20,000	20,947
				700,767
Oil, gas & consumable fuels: 2.55%
Antero Midstream Company 144A	7.88	5-15-2026	105,000	115,631
Apache Corporation	4.63	11-15-2025	70,000	75,755
Buckeye Partners LP 144A	4.13	3-1-2025	35,000	36,181
Buckeye Partners LP	4.15	7-1-2023	200,000	206,500
Crestwood Midstream Partners LP	5.75	4-1-2025	605,000	617,856
DCP Midstream Operating LP	5.38	7-15-2025	455,000	501,069
EnLink Midstream Partners LP	4.15	6-1-2025	870,000	896,083
Enviva Partners LP 144A	6.50	1-15-2026	645,000	670,929
EQT Corporation	6.63	2-1-2025	85,000	97,429
Murphy Oil Corporation	5.75	8-15-2025	335,000	342,538
New Fortress Energy Incorporated 144A	6.50	9-30-2026	220,000	221,144
Occidental Petroleum Corporation (3 Month LIBOR +1.45%) ±	1.57	8-15-2022	120,000	119,513
Occidental Petroleum Corporation	8.00	7-15-2025	305,000	367,525
Rockies Express Pipeline LLC 144A	3.60	5-15-2025	529,000	544,463
Southwestern Energy Company	6.45	1-23-2025	127,000	138,416
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	360,000	387,893
Western Gas Partners LP	4.65	7-1-2026	385,000	415,030
				5,753,955
Financials: 2.14%
Consumer finance: 0.68%
Navient Corporation	7.25	9-25-2023	145,000	159,301
OneMain Finance Corporation	3.50	1-15-2027	110,000	111,344
SLM Corporation	5.50	1-25-2023	470,000	492,913
Springleaf Finance Corporation	6.13	3-15-2024	295,000	317,125
Springleaf Finance Corporation	8.88	6-1-2025	414,000	454,034
				1,534,717
Diversified financial services: 0.48%
DAE Funding LLC 144A	2.63	3-20-2025	370,000	377,262
Hat Holdings LLC 144A	3.38	6-15-2026	245,000	249,667
United Shore Financial Services LLC 144A	5.50	11-15-2025	450,000	461,250
				1,088,179
Insurance: 0.36%
Genworth Mortgage Holding Incorporated 144A	6.50	8-15-2025	750,000	810,000
See accompanying notes to portfolio of investments

4  |  Wells Fargo Real Return Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mortgage REITs: 0.26%
Starwood Property Trust Incorporated	4.75%	3-15-2025	$ 495,000	$ 518,513
Starwood Property Trust Incorporated	5.00	12-15-2021	77,000	77,062
				595,575
Thrifts & mortgage finance: 0.36%
Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	470,000	471,646
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	330,000	334,125
				805,771
Health care: 0.87%
Health care providers & services: 0.87%
Magellan Health Incorporated	4.90	9-22-2024	828,000	910,800
Select Medical Corporation 144A	6.25	8-15-2026	364,000	384,930
Tenet Healthcare Corporation 144A	4.88	1-1-2026	275,000	285,258
Tenet Healthcare Corporation 144A	7.50	4-1-2025	220,000	235,400
Vizient Incorporated 144A	6.25	5-15-2027	150,000	157,125
				1,973,513
Industrials: 2.09%
Aerospace & defense: 0.49%
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	200,000	204,000
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	525,000	549,281
TransDigm Group Incorporated	7.50	3-15-2027	90,000	95,175
TransDigm Group Incorporated 144A	8.00	12-15-2025	231,000	247,170
				1,095,626
Airlines: 0.71%
American Airlines Group Incorporated 144A	5.00	6-1-2022	130,000	131,138
American Airlines Group Incorporated 144A	5.50	4-20-2026	385,000	405,790
Hawaiian Airlines Incorporated	3.90	7-15-2027	147,137	144,846
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	340,000	358,064
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	425,000	461,699
United Airlines Incorporated 144A	4.38	4-15-2026	90,000	93,366
				1,594,903
Commercial services & supplies: 0.35%
CoreCivic Incorporated «	8.25	4-15-2026	145,000	153,062
Plastipak Holdings Incorporated 144A	6.25	10-15-2025	620,000	630,850
				783,912
Construction & engineering: 0.05%
Taylor Morrison Communities Incorporated 144A	5.88	4-15-2023	110,000	115,896
Electronic equipment, instruments & components: 0.03%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	55,000	59,163
Machinery: 0.00%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	10,000	10,774
Road & rail: 0.16%
Uber Technologies Incorporated 144A	8.00	11-1-2026	350,000	372,750
See accompanying notes to portfolio of investments

Wells Fargo Real Return Portfolio  |  5

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trading companies & distributors: 0.30%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50%	10-1-2025	$ 660,000	$ 679,800
Information technology: 0.49%
IT services: 0.34%
Sabre GLBL Incorporated 144A	9.25	4-15-2025	585,000	674,213
Square Incorporated 144A	2.75	6-1-2026	85,000	87,444
				761,657
Software: 0.04%
NCR Corporation 144A	5.75	9-1-2027	98,000	103,635
Technology hardware, storage & peripherals: 0.11%
Dell International LLC 144A	7.13	6-15-2024	245,000	250,206
Materials: 0.44%
Chemicals: 0.10%
Kraton Polymers LLC 144A	4.25	12-15-2025	220,000	225,960
Containers & packaging: 0.02%
Sealed Air Corporation 144A	5.13	12-1-2024	50,000	54,250
Metals & mining: 0.23%
Cleveland-Cliffs Incorporated 144A	6.75	3-15-2026	195,000	209,138
Cleveland-Cliffs Incorporated 144A	9.88	10-17-2025	274,000	317,840
				526,978
Paper & forest products: 0.09%
Clearwater Paper Corporation 144A	5.38	2-1-2025	185,000	196,794
Real estate: 0.43%
Equity REITs: 0.43%
Service Properties Trust Company	4.35	10-1-2024	500,000	506,875
Service Properties Trust Company	7.50	9-15-2025	420,000	474,314
				981,189
Utilities: 0.49%
Electric utilities: 0.05%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	100,000	105,565
Independent power & renewable electricity producers: 0.44%
NSG Holdings LLC 144A	7.75	12-15-2025	153,195	165,067
TerraForm Power Operating LLC 144A	4.25	1-31-2023	600,000	616,500
Vistra Operations Company LLC 144A	5.63	2-15-2027	200,000	208,262
				989,829
Total Corporate bonds and notes (Cost $29,643,901)				30,275,780
Loans: 4.00%
Communication services: 0.56%
Entertainment: 0.05%
Live Nation Entertainment Incorporated (1 Month LIBOR +1.75%) ±	1.88	10-17-2026	123,699	120,194
See accompanying notes to portfolio of investments

6  |  Wells Fargo Real Return Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media: 0.41%
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	2.60%	4-15-2027	$ 366,043	$ 361,142
Hubbard Radio LLC (3 Month LIBOR +4.25%) ±	5.25	3-28-2025	75,000	74,844
Nexstar Broadcasting Incorporated (1 Month LIBOR +2.50%) ±	2.60	9-18-2026	325,000	323,222
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	2.60	1-31-2028	175,000	173,031
				932,239
Wireless telecommunication services: 0.10%
Consolidated Communications Holdings Incorporated (1 Month LIBOR +3.50%) ±	4.25	10-2-2027	211,000	210,962
Consumer discretionary: 0.81%
Auto components: 0.30%
Clarios Global LP (1 Month LIBOR +3.25%) ±	3.33	4-30-2026	320,132	316,396
Tenneco Incorporated (3 Month LIBOR +3.00%) ±	3.08	10-1-2025	359,399	355,356
				671,752
Hotels, restaurants & leisure: 0.13%
Carnival Corporation (1 Month LIBOR +3.00%) ±	3.75	6-30-2025	79,424	78,888
Wyndham Hotels & Resorts Incorporated (3 Month LIBOR +1.75%) ±	1.83	5-30-2025	213,950	211,543
				290,431
Household durables: 0.10%
Wilsonart LLC (1 Month LIBOR +3.50%) ±	4.50	12-19-2026	229,425	228,803
Leisure products: 0.16%
SeaWorld Parks & Entertainment Incorporated (1 Month LIBOR +3.00%) ±	3.50	8-12-2028	374,023	370,564
Specialty retail: 0.12%
Rent-A-Center Incorporated (1 Month LIBOR +4.00%) ±	4.75	2-17-2028	199,500	200,186
Sally Beauty Holdings Incorporated (3 Month LIBOR +2.25%) ‡±	2.34	7-5-2024	62,814	62,500
				262,686
Energy: 0.17%
Oil, gas & consumable fuels: 0.17%
AL NGPL Holdings LLC (1 Month LIBOR +3.75%) ±	4.75	4-14-2028	55,000	55,069
Apergy Corporation (1 Month LIBOR +5.00%) ‡±	6.00	6-3-2027	327,056	331,145
				386,214
Financials: 0.17%
Diversified financial services: 0.17%
Resolute Investment Managers Incorporated (1 Month LIBOR +3.75%) ‡±	4.75	4-30-2024	104,712	104,189
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.00%) ±	4.00	5-30-2025	285,000	284,555
				388,744
See accompanying notes to portfolio of investments

Wells Fargo Real Return Portfolio  |  7

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 0.70%
Health care equipment & supplies: 0.25%
Ortho Clinical Diagnostics SA Term Loan (3 Month LIBOR +3.00%) ±	3.09%	6-30-2025	$ 220,000	$ 219,679
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) <±	4.50	8-31-2026	348,635	348,691
				568,370
Health care providers & services: 0.27%
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	3-2-2028	61,095	60,905
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	3-2-2028	1,924	1,918
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	3-2-2028	2,836	2,827
Select Medical Corporation (3 Month LIBOR +2.25%) ±	2.34	3-6-2025	549,214	545,095
				610,745
Health care technology: 0.04%
Project Ruby Ultimate Parent Corporation (1 Month LIBOR +3.25%) ±	4.00	3-10-2028	89,775	89,326
Pharmaceuticals: 0.14%
Bausch Health Companies Incorporated (3 Month LIBOR +3.00%) ±	3.08	6-2-2025	314,615	313,385
Industrials: 0.85%
Aerospace & defense: 0.03%
Spirit AeroSystems Holdings Incorporated (1 Month LIBOR +5.25%) ±	6.00	1-15-2025	74,625	74,967
Airlines: 0.39%
AAdvantage Loyalty IP Limited (1 Month LIBOR +4.75%) ±	5.50	4-20-2028	365,000	375,607
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	6.25	6-21-2027	210,000	222,600
SkyMiles IP Limited (3 Month LIBOR +3.75%) ±	4.75	10-20-2027	215,000	227,859
United Airlines Incorporated (1 Month LIBOR +3.75%) ±	4.50	4-21-2028	59,850	59,911
				885,977
Building products: 0.10%
Advanced Drainage Systems Incorporated (1 Month LIBOR +2.25%) ±	2.38	7-31-2026	218,875	218,601
Commercial services & supplies: 0.16%
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	1.83	3-11-2025	364,323	357,036
Machinery: 0.06%
Werner FinCo LP (3 Month LIBOR +4.00%) ‡±	5.00	7-24-2024	134,302	133,967
Road & rail: 0.05%
Uber Technologies Incorporated (1 Month LIBOR +3.50%) ±	3.58	4-4-2025	119,385	119,067
Software: 0.06%
SS&C Technologies Incorporated (1 Month LIBOR +1.75%) ±	1.83	4-16-2025	76,242	75,037
SS&C Technologies Incorporated (1 Month LIBOR +1.75%) ±	1.83	4-16-2025	58,715	57,787
				132,824
See accompanying notes to portfolio of investments

8  |  Wells Fargo Real Return Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 0.14%
Semiconductors & semiconductor equipment: 0.14%
ON Semiconductor Corporation (1 Month LIBOR +2.00%) ±	2.08%	9-19-2026	$ 309,488	$ 308,584
Materials: 0.46%
Chemicals: 0.05%
Ineos US Finance LLC (3 Month LIBOR +2.00%) ±	2.11	4-1-2024	107,990	106,877
Containers & packaging: 0.41%
Flex Acquisition Company Incorporated (3 Month LIBOR +3.25%) ±	3.39	6-29-2025	180,000	177,548
Flex Acquisition Company Incorporated (1 Month LIBOR +3.50%) ±	4.00	3-2-2028	325,185	323,094
Graham Packaging Company Incorporated (1 Month LIBOR +3.00%) ±	3.75	8-4-2027	219,450	218,381
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	2.83	2-5-2023	215,000	213,622
				932,645
Utilities: 0.14%
Electric utilities: 0.14%
ExGen Renewables IV LLC (1 Month LIBOR +2.50%) ±	3.50	12-15-2027	325,000	323,898
Total Loans (Cost $9,060,894)				9,038,858
U.S. Treasury securities: 65.06%
TIPS	0.13	1-15-2023	2,418,180	2,508,641
TIPS	0.13	7-15-2024	2,608,092	2,798,367
TIPS	0.13	10-15-2024	3,917,042	4,209,443
TIPS	0.13	4-15-2025	3,932,797	4,244,092
TIPS	0.13	10-15-2025	2,072,684	2,261,088
TIPS	0.13	4-15-2026	5,748,191	6,279,674
TIPS	0.13	7-15-2026	3,847,010	4,237,221
TIPS	0.13	1-15-2030	4,433,940	4,942,631
TIPS	0.13	7-15-2030	4,004,456	4,487,911
TIPS	0.13	1-15-2031	4,517,965	5,045,532
TIPS	0.13	2-15-2051	1,048,476	1,187,850
TIPS	0.25	1-15-2025	4,759,054	5,144,302
TIPS	0.25	7-15-2029	2,182,102	2,462,650
TIPS	0.25	2-15-2050	1,817,146	2,111,414
TIPS	0.38	7-15-2023	4,872,810	5,150,426
TIPS	0.38	7-15-2025	2,668,689	2,931,075
TIPS	0.38	1-15-2027	2,996,606	3,345,195
TIPS	0.38	7-15-2027	3,664,188	4,125,217
TIPS	0.50	4-15-2024	3,354,699	3,598,374
TIPS	0.50	1-15-2028	2,818,944	3,195,354
TIPS	0.63	4-15-2023	4,319,325	4,536,978
TIPS	0.63	1-15-2024	5,267,462	5,642,666
TIPS	0.63	1-15-2026	5,652,679	6,295,343
TIPS	0.63	2-15-2043	2,167,851	2,643,649
TIPS	0.75	7-15-2028	3,689,825	4,282,359
TIPS	0.75	2-15-2042	2,926,992	3,644,829
TIPS	0.75	2-15-2045	1,678,270	2,116,587
TIPS	0.88	1-15-2029	3,033,446	3,557,189
TIPS	0.88	2-15-2047	1,659,670	2,188,841
See accompanying notes to portfolio of investments

Wells Fargo Real Return Portfolio  |  9

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
TIPS	1.00%	2-15-2046	$1,639,238	$ 2,191,349
TIPS	1.00	2-15-2048	1,261,172	1,724,110
TIPS	1.00	2-15-2049	1,440,999	1,986,759
TIPS	1.38	2-15-2044	2,365,843	3,325,550
TIPS	1.75	1-15-2028	2,482,836	3,026,797
TIPS	2.00	1-15-2026	3,079,103	3,625,563
TIPS	2.13	2-15-2040	1,306,937	1,985,676
TIPS	2.13	2-15-2041	1,668,204	2,564,776
TIPS	2.38	1-15-2025	3,170,090	3,666,325
TIPS	2.38	1-15-2027	2,282,945	2,809,805
TIPS	2.50	1-15-2029	2,391,020	3,108,108
TIPS	3.38	4-15-2032	964,045	1,437,494
TIPS	3.63	4-15-2028	1,939,626	2,630,542
TIPS	3.88	4-15-2029	2,544,434	3,603,025
Total U.S. Treasury securities (Cost $131,879,811)				146,860,777
Yankee corporate bonds and notes: 0.78%
Communication services: 0.03%
Media: 0.03%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	65,000	66,625
Consumer staples: 0.07%
Food products: 0.07%
Cooke Omega Investments Incorporated 144A	8.50	12-15-2022	165,000	168,506
Energy: 0.25%
Oil, gas & consumable fuels: 0.25%
Northriver Midstream Finance LP 144A	5.63	2-15-2026	535,000	560,969
Health care: 0.17%
Pharmaceuticals: 0.17%
Teva Pharmaceutical Finance BV	2.80	7-21-2023	310,000	305,753
Teva Pharmaceutical Finance BV	3.65	11-10-2021	70,000	70,000
				375,753
Industrials: 0.26%
Airlines: 0.10%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	180,000	222,971
Trading companies & distributors: 0.16%
Carlyle Aviation Elevate Merger Subsidiary Limited 144A	7.00	10-15-2024	355,000	355,000
Total Yankee corporate bonds and notes (Cost $1,691,480)				1,749,824

See accompanying notes to portfolio of investments

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Portfolio of investments—August 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.62%
Investment companies: 1.62%
Securities Lending Cash Investments LLC ♠∩∞		0.02%	111,250	$ 111,250
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	3,543,567	3,543,567
Total Short-term investments (Cost $3,654,817)				3,654,817
Total investments in securities (Cost $198,255,959)	99.62%			224,874,375
Other assets and liabilities, net	0.38			863,156
Total net assets	100.00%			$225,737,531

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
##	All or a portion of this security is segregated for when-issued and unfunded loans.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
TIPS	Treasury inflation-protected securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Securities Lending Cash Investments LLC	$0	$231,600	$(120,350)	$0	$0	$111,250	111,250	$2#
Wells Fargo Government Money Market Fund Select Class	2,265,095	19,490,773	(18,212,301)	0	0	3,543,567	3,543,567	184
				$0	$0	$3,654,817		$186

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

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Portfolio of investments—August 31, 2021 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	14	12-31-2021	$3,082,647	$3,084,593	$1,946	$0
Short
10-Year U.S. Treasury Notes	(23)	12-21-2021	(3,073,336)	(3,069,422)	3,914	0
10-Year Ultra Futures	(3)	12-21-2021	(445,682)	(444,046)	1,636	0
Ultra U.S. Treasury Bond	(13)	12-21-2021	(2,590,123)	(2,564,656)	25,467	0
5-Year U.S. Treasury Notes	(63)	12-31-2021	(7,787,290)	(7,794,281)	0	(6,991)
					$32,963	$(6,991)
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—August 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2021, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions

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Notes to portfolio of investments—August 31, 2021 (unaudited)

is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management, LLC ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Loans
The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of August 31, 2021, the Portfolio had unfunded loan commitments of $124,688.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are

14  |  Wells Fargo Real Return Portfolio

Notes to portfolio of investments—August 31, 2021 (unaudited)

tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer staples	$10,317,618	$0	$0	$10,317,618
Energy	2,411,986	0	0	2,411,986
Materials	7,828,227	0	0	7,828,227
Real estate	12,736,488	0	0	12,736,488
Corporate bonds and notes	0	30,275,780	0	30,275,780
Loans	0	8,407,057	631,801	9,038,858
U.S. Treasury securities	146,860,777	0	0	146,860,777
Yankee corporate bonds and notes	0	1,749,824	0	1,749,824
Short-term investments
Investment companies	3,654,817	0	0	3,654,817
	183,809,913	40,432,661	631,801	224,874,375
Futures contracts	32,963	0	0	32,963
Total assets	$183,842,876	$40,432,661	$631,801	$224,907,338
Liabilities
Futures contracts	$6,991	$0	$0	$6,991
Total liabilities	$6,991	$0	$0	$6,991
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2021, the Portfolio had no material transfers into/out of Level 3.

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